Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
4. Property and Equipment, Net
Property and equipment, net, consisted of the following:

	December 31,	June 30,
	2020	2021
Laboratory equipment	$2,500	$2,500
Less: accumulated amortization	(1,952)	(2,371)

Property and equipment, net	$548	$129

Depreciation expense for each of the six months ended June 30, 2020 and 2021 was $419.

4.	Property and Equipment, Net
Property and equipment, net, consisted of the following:

	December 31,
	2019	2020
Laboratory equipment	$2,500	$2,500
Less: accumulated depreciation	(1,115)	(1,952)

	$1,385	$548

Depreciation expense for the years ended December 31, 2019 and 2020 was $837, respectively.